BORROWINGS - Schedule of Movements in Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 18, 2025
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of year	$ 292,536	$ 159,107	$ 3,699
Borrowings related to business combination	0	40,147	30,695
Proceeds from new borrowings	260,170	440,662	395,621
Payment of borrowings	(207,087)	(359,544)	(275,889)
Accrued interest	20,889	12,196	4,106
Translation	198	(32)	875
TOTAL	366,706	292,536	$ 159,107
Interest rate swap
Disclosure of detailed information about borrowings [line items]
Accrued interest	127
Banco Santander Loan
Disclosure of detailed information about borrowings [line items]
Proceeds from new borrowings	260,000
A&R Credit Agreement
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	(10,046)
A&R Credit Agreement | Globant, LLC
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	$ (195,103)	(305,000)
Blankfactor Loan
Disclosure of detailed information about borrowings [line items]
Payment of borrowings		$ (40,147)
Fourth Amended and Restated Credit Agreement | Globant, LLC
Disclosure of detailed information about borrowings [line items]
Conversion of debt in non-cash transaction				$ 375,000
Current borrowings				$ 18,750